SHARE-BASED COMPENSATION (Details 2) (Stock options, JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 54,919	¥ 44,268	¥ 1,134
Income tax benefit	(3,138)	(485)	(461)
Total share-based compensation expense, net of tax	51,781	43,783	673
Non-employees
Share-based compensation expense
Pre-tax share-based compensation expense	4,922
Cost of revenue
Share-based compensation expense
Pre-tax share-based compensation expense	11,233	9,654
Selling, general and administrative expenses
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 43,686	¥ 34,614	¥ 1,134